COMMITMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2021
Greens Natural Foods, Inc. [Member]
COMMITMENTS

NOTE 8 – COMMITMENTS

The Company has an agreement with a food distributor that runs from November 24, 2021, to March 11, 2025, where 90% of the products sold at the New York Stores must be purchased from that distributor.

NOTE 10 – COMMITMENTS

The Company has an agreement with a food distributor that runs from November 24, 2021, to March 11, 2025, where 90% of the products sold at the New York Stores must be purchased from that distributor.